SCOPE OF CONSOLIDATION - Other Associates And Joint Ventures That Are Not Individually Material (Details) - USD ($)		12 Months Ended
	Feb. 26, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Associates		$ 2,854,000,000	$ 2,000,000,000
Joint ventures			1,507,000,000
Al Jubail | Joint Venture
Disclosure of transactions between related parties [line items]
Cash advances and loans made to related parties		140,000,000	168,000,000
Loan receivable		152,000,000	149,000,000
Aggregated individually immaterial joint ventures [member]
Disclosure of transactions between related parties [line items]
Joint ventures		644,000,000	499,000,000
Income (loss) from continuing operations		23,000,000	(2,000,000)
Other comprehensive income (loss)		10,000,000	1,000,000
Total comprehensive income (loss)		33,000,000	(1,000,000)
ArcelorMittal RZK
Disclosure of transactions between related parties [line items]
Cumulative unrecognised share of losses of joint ventures		0	0	$ 7,000,000
Proportion of ownership interest in joint venture	50.00%
Al Jubail
Disclosure of transactions between related parties [line items]
Joint ventures			$ 0
Proportion of ownership interest in joint venture			40.80%
Share of loss of joint ventures			$ 19,000,000
Aggregated individually immaterial associates [member]
Disclosure of transactions between related parties [line items]
Associates		337,000,000	291,000,000
Income (loss) from continuing operations		16,000,000	56,000,000
Other comprehensive income (loss)		0	(2,000,000)
Total comprehensive income (loss)		$ 16,000,000	54,000,000
ArcelorMittal Algérie Spa
Disclosure of transactions between related parties [line items]
Cumulative unrecognised share of losses of associates			$ 0	$ 8,000,000